Concentration and Risks (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer concentration risk | Customer A | Total revenue
Concentration and Risks
Concentration risk (as a percent)		12.00%
Customer concentration risk | Customer A | Account receivables
Concentration and Risks
Concentration risk (as a percent)	21.00%	36.00%
Supplier concentration Risk | Supplier A | Total revenue
Concentration and Risks
Concentration risk (as a percent)	20.00%	20.00%	16.00%
Supplier concentration Risk | Supplier A | Accounts payable
Concentration and Risks
Concentration risk (as a percent)	31.00%	28.00%